Cost of Sales (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost Of Sales [Abstract]
Site maintenance	[1]	$ 105,387	$ 54,073	$ 35,307
Payroll, salaries and associated expenses	[1]	9,115	8,800	6,646
Insurance	[1]	12,344	9,497	5,835
Municipal taxes	[1]	6,267	4,431	3,526
Lease	[1]	1,268	1,133	1,083
Expenses associated with facility construction services	[1]	0	2,762	397
Total	[1]	$ 134,381	$ 80,696	$ 52,794

[1]	Excluding depreciation and amortization.